ProShares UltraShort Oura N-1A Cover	May 31, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	ProShares Trust
Entity Central Index Key	0001174610
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Prospectus Date	Oct. 14, 2026